UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 144.7% (99.9% of Total Investments)
	Alaska – 0.1% (0.1% of Total Investments)
$ 750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA+	$ 778,613
	12/01/34 – FGIC Insured (UB)
	Arizona – 3.3% (2.3% of Total Investments)
3,165	Maricopa County Public Finance Corporation, Arizona, Lease Revenue Bonds, Series 2007A,	No Opt. Call	AA+	3,302,614
	5.000%, 7/01/13 – AMBAC Insured
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,575,647
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,913,646
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	551,540
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,197,750
19,215	Total Arizona			20,541,197
	California – 10.3% (7.1% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	411,196
	1999A, 0.000%, 10/01/37 – NPFG Insured
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	2,688,120
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,151,380
	5.000%, 11/15/42
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,398,150
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,826,003
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	8,273,003
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	A1	65,239
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	Aa2	5,476,900
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	Aa2	771,620
	2007C, 0.000%, 8/01/31 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	1,917,895
9,925	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	10,210,642
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,745	5.000%, 6/01/33	6/17 at 100.00	BB–	6,217,841
1,000	5.125%, 6/01/47	6/17 at 100.00	BB–	764,770
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,788,082
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,147,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 101.00	Aa2	2,211,560
	Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
2,000	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	BBB	809,860
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	4,791,280
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/13 at 100.00	A	588,932
	2003, 5.375%, 8/01/18 – NPFG Insured
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	1,268,865
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
83,955	Total California			64,778,758
	Colorado – 6.2% (4.3% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	934,819
	2007, 5.000%, 12/01/37 – RAAI Insured
3,330	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,811,751
	Series 2009A, 5.500%, 7/01/34
675	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car	No Opt. Call	A–	678,058
	Projects, Series 1999A, 6.000%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
8,665	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	4,661,510
	9/01/25 – NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	9,429,750
	9/01/31 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	BBB	16,442,400
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	BBB	2,804,875
	NPFG Insured
111,295	Total Colorado			38,763,163
	Connecticut – 0.3% (0.2% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	1,710,938
	2007A, 5.750%, 9/01/34 (4)
	Florida – 10.1% (7.0% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	15,604,650
	6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,597,175
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/12 at 100.00	BB+	13,679,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	23,643,620
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,892,386
60,495	Total Florida			63,417,331
	Georgia – 2.2% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	5,141,350
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	5,554,150
	Medical Center Project, Series 2010, 8.000%, 12/01/40
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,337,830
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			14,033,330
	Idaho – 0.1% (0.0% of Total Investments)
95	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	1/13 at 100.00	AAA	99,323
	1/01/21 (Alternative Minimum Tax)
125	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/13 at 100.00	Aa2	127,578
	7/01/22 (Alternative Minimum Tax)
145	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/13 at 100.00	Aaa	145,338
	7/01/20 (Alternative Minimum Tax)
365	Total Idaho			372,239
	Illinois – 27.5% (19.0% of Total Investments)
550	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	No Opt. Call	BBB+	551,650
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,032,602
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	9,038,793
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
540	5.500%, 12/20/19 (Alternative Minimum Tax)	10/12 at 100.00	AA–	541,075
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,211,573
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/12 at 100.00	AA–	1,927,137
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	Aa3	27,431,950
	1999, 5.500%, 1/01/23 – FGIC Insured
1,135	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	1,176,938
	AMBAC Insured
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A2	5,612,600
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	3,561,475
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
810	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa2 (5)	860,455
190	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (5)	203,412
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa2	3,718,536
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (5)	5,219,900
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,691,055
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,145,880
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,073,660
	5.500%, 2/01/40 – AMBAC Insured
1,060	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	1,129,621
4,580	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%,	7/14 at 100.00	Aa1 (5)	4,987,849
	7/01/34 (Pre-refunded 7/01/14)
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,425,704
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,445,760
	Centers, Series 2008A, 6.000%, 8/15/23
5,970	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	6,286,888
	Refunding Series 2007A, 5.250%, 5/01/34
9,780	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/12 at 102.50	Aa1 (5)	10,024,500
	Series 1985A, 5.500%, 8/01/20 (Pre-refunded 8/01/12)
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AA	1,526,640
	FGIC Insured
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	2,279,360
	5.000%, 1/01/20 – AGM Insured
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,443,160
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	6,206,736
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,092,200
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	8,399,825
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,461,440
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.14	Aa2	876,190
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	28,575,452
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,536,490
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,418,469
10,250	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	7,122,725
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured

4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3 (5)	3,859,470
	0.000%, 11/01/18 – AGM Insured (ETM)
176,410	Total Illinois			172,097,170
	Indiana – 3.6% (2.5% of Total Investments)
1,075	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	8/12 at 100.00	N/R	1,076,097
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	4,464,160
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,042,180
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,094,980
	Indiana, Series 2007, 5.500%, 3/01/37
5,280	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	5,682,336
	Tender Option Bond Trust 1847, 7.846%, 1/01/25 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	7,195,984
	NPFG Insured
21,030	Total Indiana			22,555,737
	Iowa – 1.4% (0.9% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	2,157,793
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,287,610
9,420	Total Iowa			8,445,403
	Kansas – 0.6% (0.4% of Total Investments)
1,120	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	AA–	1,191,602
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,526,553
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,850	Total Kansas			3,718,155
	Kentucky – 1.1% (0.8% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	10/12 at 100.00	BB	1,852,202
4,990	5.875%, 10/01/22	10/12 at 100.00	BB	4,993,543
6,840	Total Kentucky			6,845,745
	Louisiana – 6.5% (4.5% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/36 at 101.00	Aaa	1,840,615
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	5,609,689
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,391,860
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	5,702,058
	Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	10/12 at 42.73	AA–	5,741,060
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
5,655	5.500%, 5/15/30	11/12 at 100.00	A1	5,768,043
6,750	5.875%, 5/15/39	11/12 at 100.00	A–	6,884,933
47,520	Total Louisiana			40,938,258
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,227,366
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 2.8% (1.9% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	494,712
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA–	4,709,922
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	657,913
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,563,810
	University Issue, Series 2009A, 5.750%, 7/01/39
2,850	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	3,066,515
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/12 at 100.00	BBB	822,911
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	4,430,080
	5.000%, 8/15/30 – AGM Insured
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	690,140
	1997A, 0.000%, 1/01/24 – NPFG Insured
17,395	Total Massachusetts			17,436,003
	Michigan – 3.4% (2.4% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	935,056
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	4,119,400
	Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	6,052,380
	7/01/35 – NPFG Insured
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	2,533,025
	7/01/23 – AGM Insured
1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C,	7/15 at 100.00	A+	1,082,060
	5.000%, 7/01/17 – FGIC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,720,755
	7/01/31 – BHAC Insured
3,215	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 5.250%, 7/01/18 –	7/16 at 100.00	BBB	3,559,327
	NPFG Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,485,984
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
20,250	Total Michigan			21,487,987
	Minnesota – 1.7% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,671,866
	Services, Series 2008A, 6.625%, 11/15/28
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	3,236,730
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured
9,375	Total Minnesota			10,908,596
	Missouri – 1.0% (0.7% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,856,650
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,478,650
12,000	Total Missouri			6,335,300
	Montana – 0.0% (0.0% of Total Investments)
75	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/12 at 100.00	AA+	76,325
	(Alternative Minimum Tax)
	Nevada – 6.0% (4.2% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,482,900
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	10,642,887
	International Airport, Series 2010A, 5.250%, 7/01/42
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	5,769,600
	Series 2007B, Trust 2633, 18.537%, 7/01/31 – BHAC Insured (IF)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,673,010
	8.000%, 6/15/30
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+ (5)	3,050,940
	5.250%, 6/01/20 (Pre-refunded 12/01/12) – NPFG Insured
5,040	Las Vegas Valley Water District, Nevada, General Obligation Water Bonds, Improvement &	12/12 at 100.00	AA+ (5)	5,121,194
	Refunding Series 2003A, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – FGIC Insured
32,965	Total Nevada			37,740,531
	New Jersey – 4.7% (3.2% of Total Investments)
6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	No Opt. Call	A–	7,694,194
	and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15
915	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/12 at 100.00	Aaa	918,541
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,350,666
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A+	4,955,640
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	10,135,200
	0.000%, 12/15/28 – AMBAC Insured
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,439,584
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
37,260	Total New Jersey			29,493,825
	New Mexico – 0.6% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AA–	3,966,221
	7/01/32 – AGM Insured
	New York – 8.8% (6.1% of Total Investments)
1,630	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/13 at 100.00	A3	1,633,488
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/12 at 100.00	AA–	7,529,025
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,124,660
	2011A, 5.250%, 2/15/47
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	6,398,760
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	5,847,366
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,421,650
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,582,232
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB) (6)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB–	5,432,500
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,902,715
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/12 at 100.00	BBB	10,014,700
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
51,355	Total New York			54,887,096
	North Carolina – 1.6% (1.1% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	1,709,550
	Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (5)	4,262,369
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,868,860
	WakeMed, Series 2012A, 5.000%, 10/01/31
8,730	Total North Carolina			9,840,779
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	4,779,115
	6.250%, 11/01/31
	Ohio – 3.9% (2.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B	1,563,435
210	5.125%, 6/01/24	6/17 at 100.00	B	176,255
1,800	5.875%, 6/01/30	6/17 at 100.00	B+	1,494,666
1,740	5.750%, 6/01/34	6/17 at 100.00	BB	1,416,743
3,930	5.875%, 6/01/47	6/17 at 100.00	BB	3,192,300
5,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	4,311,911
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,463,200
	5.250%, 11/01/29
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,765,486
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,163,200
	Project, Series 2009E, 5.625%, 10/01/19
740	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/12 at 100.00	Aa1	743,167
26,025	Total Ohio			24,290,363
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,066,540
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.5% (1.7% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,356,000
	AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,540,770
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	7,764,662
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	5,172,900
	6/01/33 – AGM Insured
15,950	Total Pennsylvania			15,834,332
	Puerto Rico – 5.4% (3.7% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	2,657,450
	6.000%, 7/01/44
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	4,440,137
	4.500%, 12/01/23
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+ (5)	8,666,416
	4.500%, 12/01/23 (Pre-refunded 12/01/13)
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	2,155,006
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	11,324,700
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,595,193
	2010C, 5.250%, 8/01/41
42,155	Total Puerto Rico			33,838,902
	Rhode Island – 4.2% (2.9% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	11/12 at 100.00	Caa1	1,675,734
	RAAI Insured
5,815	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/18 –	5/13 at 100.00	AA–	5,978,518
	AGM Insured
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A3	3,049,380
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.539%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,672,020
1,000	9.639%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,096,120
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB+	12,624,875
	Series 2002A, 6.125%, 6/01/32
25,830	Total Rhode Island			26,096,647
	South Carolina – 0.3% (0.2% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,139,152
	Series 2004A, 5.250%, 11/01/27 – AGM Insured
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,413,719
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	29,985
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (4)
3,810	Total Tennessee			2,443,704
	Texas – 9.1% (6.3% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	276,250
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	2,197,740
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
2,845	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	3,159,003
	Refunding School Building Series 2005, 5.000%, 8/15/34
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	2,864,105
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	No Opt. Call	AA–	4,201,200
	11/01/22 – AGM Insured (Alternative Minimum Tax)
2,100	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	AAA	2,262,729
	Series 2004, 5.000%, 8/15/33
5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13	No Opt. Call	N/R	5,041,750
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	BBB	1,460,679
	2001A, 0.000%, 11/15/20 – NPFG Insured
185	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series	11/12 at 100.00	BBB	185,065
	1998A, 5.000%, 11/15/28 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,326,306
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	4,771,459
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	3,102,540
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	8,428,277
	Bonds, Series 2006, 0.000%, 8/15/38
5,250	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,713,575
	2005, 5.000%, 2/15/34
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,085,130
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,286,037
	Series 2007, Residuals 1760-3, 16.996%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	2,198,280
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	2,260,950
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	2,025,840
104,025	Total Texas			56,846,915
	Utah – 0.0% (0.0% of Total Investments)
175	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	1/13 at 100.00	AAA	175,399
	1/01/15 (Alternative Minimum Tax)
	Virginia – 0.3% (0.2% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,539,225
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
	Washington – 8.3% (5.8% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aa1 (5)	4,194,240
	2003A, 5.500%, 7/01/17 (Pre-refunded 7/01/13) – SYNCORA GTY Insured
1,825	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1 (5)	1,898,402
	5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/12 at 100.00	AA	4,573,800
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,258,220
	Research Center, Series 2009A, 6.000%, 1/01/33
5,840	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	6,078,447
	Series 2002, 6.500%, 6/01/26
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,077,076
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,011,678
18,470	0.000%, 1/01/21	No Opt. Call	AA+	15,103,658
57,135	Total Washington			52,195,521
	Wisconsin – 5.2% (3.6% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa2 (5)	1,869,394
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	585,351
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	7,871,495
	2006A, 5.000%, 11/15/36
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	1,114,680
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA–	4,981,405
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,368,538
	Series 2012B, 5.000%, 2/15/32
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,224,332
	Services Inc., Series 2003A, 5.125%, 8/15/33
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
5,000	6.000%, 5/01/36	5/19 at 100.00	AA–	6,222,850
5,100	6.250%, 5/01/37	No Opt. Call	AA–	6,376,122
28,540	Total Wisconsin			32,614,167
$ 1,065,765	Total Municipal Bonds (cost $831,855,543)			906,256,048
Shares	Description (1)			Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.			$ 164,784
32,332	Invesco Quality Municipal Income Trust			476,574
	Total Investment Companies (cost $528,388)			641,358
	Total Investments (cost $832,383,931) – 144.8%			906,897,406
	Floating Rate Obligations – (6.8)%			(42,810,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (23.1)% (7)			(144,300,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.2)% (7)			(120,400,000)
	Other Assets Less Liabilities – 4.3%			27,030,841
	Net Assets Applicable to Common Shares – 100%			$ 626,418,247

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$906,256,048	$ —	$906,256,048
Investment Companies	641,358	—	—	641,358
Total	$641,358	$906,256,048	$ —	$906,897,406

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $788,843,873.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 88,859,863
Depreciation	(13,616,057)
Net unrealized appreciation (depreciation) of investments	$ 75,243,806

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares and Variable Rate MuniFund Preferred Shares, at Liquidation Value as
a percentage of Total Investments are 15.9% and 13.3%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012